PGIM Jennison Focused Value ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Shares	Value
Long-Term Investments 97.3%
Common Stocks
Aerospace & Defense 4.7%
Airbus SE (France), ADR	41,384	$2,154,865
Northrop Grumman Corp.	3,359	1,893,401
		4,048,266
Automobiles 2.3%
General Motors Co.	24,247	2,018,320
Banks 11.0%
Bank of America Corp.	35,128	1,812,605
JPMorgan Chase & Co.	11,656	3,488,757
M&T Bank Corp.	9,511	2,055,422
PNC Financial Services Group, Inc. (The)	9,730	2,151,498
		9,508,282
Biotechnology 1.9%
AbbVie, Inc.	7,518	1,636,819
Broadline Retail 4.1%
Amazon.com, Inc.*	13,226	3,579,485
Building Products 2.5%
Johnson Controls International PLC	15,980	2,142,279
Capital Markets 2.3%
Goldman Sachs Group, Inc. (The)	1,910	1,958,820
Chemicals 0.8%
Dow, Inc.	21,033	709,864
Consumer Staples Distribution & Retail 3.8%
Walmart, Inc.	28,162	3,259,751
Electrical Equipment 2.8%
Siemens Energy AG (Germany), ADR	12,677	2,386,952
Ground Transportation 2.1%
Union Pacific Corp.	6,862	1,802,236
Household Durables 3.2%
Toll Brothers, Inc.	20,224	2,801,833
Industrial Conglomerates 2.3%
3M Co.	12,847	1,967,261
Insurance 2.9%
MetLife, Inc.	29,979	2,478,963
Interactive Media & Services 6.9%
Alphabet, Inc. (Class A Stock)	12,727	4,840,587
Meta Platforms, Inc. (Class A Stock)	1,721	1,088,550
		5,929,137

PGIM Jennison Focused Value ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Machinery 4.5%
Caterpillar, Inc.	2,034	$1,781,520
Parker-Hannifin Corp.	2,459	2,076,945
		3,858,465
Multi-Utilities 7.1%
CenterPoint Energy, Inc.	57,793	2,442,332
NiSource, Inc.	80,173	3,705,596
		6,147,928
Oil, Gas & Consumable Fuels 8.0%
Cheniere Energy, Inc.	5,367	1,206,823
Exxon Mobil Corp.	21,154	3,072,830
Shell PLC, ADR	31,090	2,615,291
		6,894,944
Pharmaceuticals 5.9%
AstraZeneca PLC (United Kingdom)	9,426	1,750,125
Eli Lilly & Co.	2,116	2,338,180
Roche Holding AG, ADR	19,764	1,035,634
		5,123,939
Semiconductors & Semiconductor Equipment 15.6%
Advanced Micro Devices, Inc.*	11,293	5,828,317
Applied Materials, Inc.	5,660	2,547,340
Broadcom, Inc.	4,669	2,085,969
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	7,118	2,978,527
		13,440,153
Technology Hardware, Storage & Peripherals 2.6%
Dell Technologies, Inc. (Class C Stock)	5,405	2,275,019

Total Long-Term Investments (cost $74,661,517)		83,968,716

Short-Term Investment 2.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $2,252,032)(wb)	2,252,032	2,252,032

TOTAL INVESTMENTS 99.9% (cost $76,913,549)		86,220,748
Other assets in excess of liabilities 0.1%		54,542

Net Assets 100.0%		$86,275,290

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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